Janus Henderson Global Life Sciences Fund

Schedule of Investments (unaudited)

June 30, 2020

Shares or Principal Amounts		Value
Common Stocks – 95.1%
Biotechnology – 30.2%
AbbVie Inc	1,469,664	$144,291,611
ACADIA Pharmaceuticals Inc*	773,321	37,482,869
Akero Therapeutics Inc*	948,894	23,646,438
Amicus Therapeutics Inc*	2,610,782	39,370,593
Aprea Therapeutics Inc*	385,450	14,947,751
Argenx SE (ADR)*	119,071	26,818,361
Ascendis Pharma A/S (ADR)*	407,289	60,238,043
BioMarin Pharmaceutical Inc*	528,945	65,240,076
BioNTech SE*	332,712	22,205,199
Bridgebio Pharma Inc*,#	585,377	19,089,144
Exelixis Inc*	1,341,834	31,855,139
Fate Therapeutics Inc*	592,293	20,321,573
FibroGen Inc*	395,091	16,013,038
FORMA Therapeutics Inc*,#	566,342	26,329,240
Gilead Sciences Inc	994,371	76,506,905
Global Blood Therapeutics Inc*	678,135	42,810,663
IGM Biosciences Inc*,#	375,280	27,395,440
Immunomedics Inc*	295,310	10,465,786
Insmed Inc*	1,800,948	49,598,108
Ironwood Pharmaceuticals Inc*	1,376,790	14,208,473
Mirati Therapeutics Inc*	433,952	49,544,300
Moderna Inc*	319,119	20,490,631
Myovant Sciences Ltd*	1,161,727	23,954,811
Neurocrine Biosciences Inc*	690,164	84,200,008
Odonate Therapeutics Inc*	583,866	24,720,886
PTC Therapeutics Inc*	523,747	26,574,923
Regeneron Pharmaceuticals Inc*	55,278	34,474,125
Retrophin Inc*	1,152,704	23,526,689
Rhythm Pharmaceuticals Inc*	1,313,336	29,287,393
Sage Therapeutics Inc*	584,445	24,301,223
Sarepta Therapeutics Inc*	419,042	67,189,194
Vaxcyte Inc*,§	423,903	13,399,574
Vertex Pharmaceuticals Inc*	272,535	79,119,636
		1,269,617,843
Health Care Equipment & Supplies – 15.9%
Abbott Laboratories	1,206,108	110,274,454
Alcon Inc*	278,196	15,946,195
Baxter International Inc	498,451	42,916,631
Boston Scientific Corp*	2,868,388	100,709,103
Cooper Cos Inc	101,670	28,837,679
Danaher Corp	409,790	72,463,166
Dentsply Sirona Inc	566,506	24,960,254
DexCom Inc*	65,152	26,412,621
Edwards Lifesciences Corp*	430,140	29,726,975
Globus Medical Inc*	619,469	29,554,866
ICU Medical Inc*	164,147	30,253,934
Intuitive Surgical Inc*	54,065	30,807,859
Silk Road Medical Inc*,£	512,494	21,468,374
STERIS PLC	177,774	27,277,643
Stryker Corp	150,284	27,079,674
Teleflex Inc	60,440	21,998,951
Varian Medical Systems Inc*	224,903	27,555,116
		668,243,495
Health Care Providers & Services – 9.8%
Anthem Inc	196,752	51,741,841
Centene Corp*	1,034,627	65,750,546
Humana Inc	279,609	108,418,390
Quest Diagnostics Inc	318,725	36,321,901
UnitedHealth Group Inc	506,660	149,439,367
		411,672,045
Health Care Technology – 0.9%
Health Catalyst Inc*	501,106	14,617,262
Teladoc Health Inc*	130,623	24,928,093
		39,545,355
Life Sciences Tools & Services – 5.0%
IQVIA Holdings Inc*	347,365	49,284,146
Lonza Group AG	34,056	17,962,266
NeoGenomics Inc*	561,374	17,391,366

Shares or Principal Amounts		Value
Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
Thermo Fisher Scientific Inc	341,113	$123,598,884
		208,236,662
Pharmaceuticals – 33.3%
Astellas Pharma Inc	1,763,400	29,358,744
AstraZeneca PLC	1,179,154	122,902,634
Axsome Therapeutics Inc*	209,971	17,276,414
Bayer AG	392,113	28,778,526
Bristol-Myers Squibb Co	1,498,737	88,125,736
Catalent Inc*	805,926	59,074,376
Collegium Pharmaceutical Inc*	996,166	17,432,905
Elanco Animal Health Inc*	2,681,829	57,525,232
Eli Lilly & Co	508,912	83,553,172
GW Pharmaceuticals PLC (ADR)*,#	356,932	43,802,695
Horizon Therapeutics PLC*	1,045,129	58,088,270
Jazz Pharmaceuticals PLC*	307,642	33,945,218
Johnson & Johnson	488,347	68,676,239
Merck & Co Inc	2,010,114	155,442,116
MyoKardia Inc*	123,317	11,914,889
Novartis AG (ADR)	1,747,682	152,642,546
Novo Nordisk A/S	740,743	47,939,412
Phathom Pharmaceuticals Inc*,#	495,596	16,310,064
Roche Holding AG	366,525	126,936,013
Sanofi	967,834	98,458,288
SutroVax Inc	229,851	6,539,031
Takeda Pharmaceutical Co Ltd	1,518,836	54,215,789
Zogenix Inc*	725,550	19,597,105
		1,398,535,414
Total Common Stocks (cost $2,829,983,169)		3,995,850,814
Preferred Stocks – 2.0%
Biotechnology – 1.0%
4D Molecular Therapeutics Inc - Series B*,¢,§	373,334	6,720,012
Acerta Pharma BV PP - Series B*,¢,§	143,797,410	18,521,106
Aligos Therapeutics Inc USD Series B-1, 8.0000%*,¢,§	3,434,645	3,754,239
ALX Oncology Ltd, 6.0000%*,¢,§	3,558,928	5,136,245
Annexon Inc¢,§	4,148,642	5,900,199
		40,031,801
Health Care Equipment & Supplies – 0.2%
iTeos Therapeutics SA, 6.0000%¢,§	2,740,265	7,727,547
Health Care Providers & Services – 0.3%
Bigfoot Biomedical Inc - Series B*,¢,§	1,035,873	9,808,940
Bigfoot Biomedical Inc - Series C*,¢	168,418	1,594,792
C4 Therapeutics Inc PP¢,§	2,908,953	3,054,401
		14,458,133
Pharmaceuticals – 0.5%
Everest Medicines Ltd PP¢,§	1,779,419	6,405,908
Kymera Therapeutics LLC¢,§	519,175	3,393,639
Olema Pharmaceuticals Inc¢,§	3,056,701	5,165,825
Shattuck Labs Inc PP¢,§	98,014	6,163,169
		21,128,541
Total Preferred Stocks (cost $72,656,492)		83,346,022
Limited Partnership Interests – 1.3%
Biotechnology – 1.3%
RPI International Holdings LP§ (cost $14,999,945)	1,272,260	55,591,401
Rights – 0.5%
Biotechnology – 0%
Clementia Pharmaceuticals Inc CVR*,¢	874,311	1
Pharmaceuticals – 0.5%
Bristol-Myers Squibb Co*	5,470,686	19,585,056
Total Rights (cost $16,264,330)		19,585,057
Investment Companies – 1.0%
Money Markets – 1.0%
Janus Henderson Cash Liquidity Fund LLC, 0.1535%ºº,£ (cost $41,574,137)	41,570,079	41,574,236
Investments Purchased with Cash Collateral from Securities Lending – 1.2%
Investment Companies – 1.0%
Janus Henderson Cash Collateral Fund LLC, 0.0368%ºº,£	39,614,765	39,614,765

Time Deposits – 0.2%
Royal Bank of Canada, 0.0900%, 7/1/20	$9,903,691	9,903,691
Total Investments Purchased with Cash Collateral from Securities Lending (cost $49,518,456)		49,518,456
Total Investments (total cost $3,024,996,529) – 101.1%		4,245,465,986
Liabilities, net of Cash, Receivables and Other Assets – (1.1)%		(45,289,537)
Net Assets – 100%		$4,200,176,449

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,375,907,615	79.5%
Switzerland	313,487,020	7.4
United Kingdom	166,705,329	3.9
Denmark	108,177,455	2.5
France	98,458,288	2.3
Japan	83,574,533	2.0
Germany	50,983,725	1.2
Belgium	26,818,361	0.6
Sweden	14,947,751	0.4
Cayman Islands	6,405,908	0.2
Canada	1	0.0

Total	$4,245,465,986	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/20
Common Stocks - N/A
Health Care Equipment & Supplies - N/A
Silk Road Medical Inc*,š	$-	$33,201,581	$(21,704,494)	$	N/A
Investment Companies - 1.0%
Money Markets - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 0.1535%ºº	303,038	(26,434)	99		41,574,236
Investments Purchased with Cash Collateral from Securities Lending – 1.0%
Investment Companies – 1.0%
Janus Henderson Cash Collateral Fund LLC, 0.0368%ºº	148,687∆	-	-		39,614,765
Total Affiliated Investments – 2.0%	$451,725	$33,175,147	$(21,704,395)		$81,189,001

(1) For securities that were affiliated for a portion of the period ended June 30, 2020, this column reflects amounts for the entire period ended June 30, 2020 and not just the period in which the security was affiliated.

	Value at 9/30/19	Purchases	Sales Proceeds	Value at 6/30/20
Common Stocks - N/A
Health Care Equipment & Supplies - N/A
Silk Road Medical Inc*,š	49,813,073	81,665	(39,923,451)	21,468,374
Investment Companies - 1.0%
Money Markets - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 0.1535%ºº	16,456,730	647,821,721	(622,677,880)	41,574,236
Investments Purchased with Cash Collateral from Securities Lending – 1.0%
Investment Companies – 1.0%
Janus Henderson Cash Collateral Fund LLC, 0.0368%ºº	39,563,912	443,996,734	(443,945,881)	39,614,765

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
PP	Private Placement

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2020.

#	Loaned security; a portion of the security is on loan at June 30, 2020.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š	Company was no longer an affiliate as of June 30, 2020.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of June 30, 2020)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
4D Molecular Therapeutics Inc - Series B	8/24/18	$6,518,412	$6,720,012	0.2%
Acerta Pharma BV PP - Series B	5/11/15	8,272,388	18,521,106	0.4
Aligos Therapeutics Inc USD Series B-1, 8.0000%	12/20/19	3,754,239	3,754,239	0.1
ALX Oncology Ltd, 6.0000%	2/7/20	5,136,245	5,136,245	0.1
Annexon Inc	6/30/20	5,900,199	5,900,199	0.1
Bigfoot Biomedical Inc - Series B	11/21/17	9,808,940	9,808,940	0.2
C4 Therapeutics Inc PP	6/3/20	3,054,401	3,054,401	0.1
Everest Medicines Ltd PP	6/3/20	6,405,908	6,405,908	0.2
iTeos Therapeutics SA, 6.0000%	3/23/20	7,727,547	7,727,547	0.2
Kymera Therapeutics LLC	3/11/20	3,393,639	3,393,639	0.1
Olema Pharmaceuticals Inc	3/13/20	5,165,825	5,165,825	0.1
RPI International Holdings LP	5/21/15	14,999,945	55,591,401	1.3
Shattuck Labs Inc PP	6/12/20	6,163,169	6,163,169	0.2
Vaxcyte Inc	6/12/20	6,782,448	13,399,574	0.3
Total		$93,083,305	$150,742,205	3.6%

The Fund has registration rights for certain restricted securities held as of June 30, 2020. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Life Sciences Tools & Services	$190,274,396	$17,962,266	$-
Pharmaceuticals	883,406,977	515,128,437	-
All Other	2,389,078,738	-	-

Preferred Stocks	-	-	83,346,022
Limited Partnership Interests	-	55,591,401	-
Rights	19,585,056	-	1
Investment Companies	-	41,574,236	-
Investments Purchased with Cash Collateral from Securities Lending	-	49,518,456	-
Total Assets	$3,482,345,167	$679,774,796	$83,346,023

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the ASC 820. These are categorized as Level 3 in the hierarchy.

All other assets categorized as Level 3 in the hierarchy have been fair valued based on transaction price or transaction price adjusted for current market conditions using a comparable index or cost. The value of level 3 investments will increase should the future transaction price increase.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the year.

Financial assets of $20,179,316 were transferred out of Level 3 to Level 2 since certain security’s prices were determined using other significant observable inputs at the end of the current fiscal year and significant unobservable inputs at the end of the prior fiscal year.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.